Shareholders' equity - Summary of Movement in Stock Option Plan (Details)	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Number of options
Balance at the beginning (in shares) | shares	1,207,908	1,587,310
Granted (in shares) | shares	0	590,211
Exercised (in shares) | shares	(11,024)	(66,340)
Forfeited (in shares) | shares	(302,700)	(290,644)
Expired/Cancelled (in shares) | shares	(171,133)	(612,497)
Rounding of fractional shares (in shares) | shares		(132)
Balance at the end (in shares) | shares	723,051	1,207,908
Weighted average price
Balance at the beginning (in dollars per share) | $ / shares	$ 14.02	$ 19.55
Granted (in dollars per share) | $ / shares		13.92
Exercised (in dollars per share) | $ / shares	(3.87)	(8.07)
Forfeited (in dollars per share) | $ / shares	(15.56)	(17.80)
Expired/Cancelled (in dollars per share) | $ / shares	(13.80)	(27.10)
Rounding of fractional shares (in dollars per share) | $ / shares		0
Balance at the end (in dollars per share) | $ / shares	$ 13.58	$ 14.02